Fair Value Measurements (Schedule Of Fair Value Hierarchy Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	$ 406	[1]	$ 358	[2]
Assets	435		492
Excluded receivables, payables, and accrued income, net	2		(1)
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	265	[1]	237	[2]
Assets	269		259
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	141	[1]	121	[2]
Assets	144		122
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Assets	22		111
Fuel Oils [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	8	[3]
Cash And Cash Equivalents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	1	[1]	3	[2]
Cash And Cash Equivalents [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	1	[1]	3	[2]
Cash And Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Cash And Cash Equivalents [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Commodity Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	29	[3]	134	[3]
Derivative liabilities	230	[3]	223	[3]
Commodity Contracts [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	4	[3]	22	[3]
Derivative liabilities	8	[3]	20	[3]
Commodity Contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	3	[3]	1	[3]
Derivative liabilities	103	[3]	1	[3]
Commodity Contracts [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	22	[3]	111	[3]
Derivative liabilities	119	[3]	202	[3]
Commodity Contracts [Member] | Fuel Oils [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	12	[3]	23	[3]
Derivative liabilities	4	[3]	1	[3]
Commodity Contracts [Member] | Fuel Oils [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	4	[3]	20	[3]
Derivative liabilities	1	[3]	1	[3]
Commodity Contracts [Member] | Fuel Oils [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets		[3]		[3]
Derivative liabilities		[3]		[3]
Commodity Contracts [Member] | Fuel Oils [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	8	[3]	3	[3]
Derivative liabilities	3	[3]		[3]
Commodity Contracts [Member] | Natural Gas [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	2	[3]	4	[3]
Derivative liabilities	109	[3]	195	[3]
Commodity Contracts [Member] | Natural Gas [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets		[3]	2	[3]
Derivative liabilities	7	[3]	19	[3]
Commodity Contracts [Member] | Natural Gas [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	2	[3]		[3]
Derivative liabilities	102	[3]		[3]
Commodity Contracts [Member] | Natural Gas [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets		[3]	2	[3]
Derivative liabilities		[3]	176	[3]
Commodity Contracts [Member] | Power [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	15	[3]	107	[3]
Derivative liabilities	115	[3]	26	[3]
Commodity Contracts [Member] | Power [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets		[3]		[3]
Derivative liabilities		[3]		[3]
Commodity Contracts [Member] | Power [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	1	[3]	1	[3]
Derivative liabilities	1	[3]	1	[3]
Commodity Contracts [Member] | Power [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	14	[3]	106	[3]
Derivative liabilities	114	[3]	25	[3]
Commodity Contracts [Member] | Uranium [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	2	[3]	1	[3]
Commodity Contracts [Member] | Uranium [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities		[3]		[3]
Commodity Contracts [Member] | Uranium [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities		[3]		[3]
Commodity Contracts [Member] | Uranium [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	2	[3]	1	[3]
Equity Securities [Member] | U.S. Large Capitalization [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	264	[1]	234	[2]
Equity Securities [Member] | U.S. Large Capitalization [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	264	[1]	234	[2]
Equity Securities [Member] | U.S. Large Capitalization [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Equity Securities [Member] | U.S. Large Capitalization [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	47	[1]	44	[2]
Debt Securities [Member] | Corporate Bonds [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Debt Securities [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	47	[1]	44	[2]
Debt Securities [Member] | Corporate Bonds [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Debt Securities [Member] | Municipal Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	1	[1]	1	[2]
Debt Securities [Member] | Municipal Bonds [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Debt Securities [Member] | Municipal Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	1	[1]	1	[2]
Debt Securities [Member] | Municipal Bonds [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Debt Securities [Member] | U.S. treasury and agency securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	81	[1]	65	[2]
Debt Securities [Member] | U.S. treasury and agency securities [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Debt Securities [Member] | U.S. treasury and agency securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	81	[1]	65	[2]
Debt Securities [Member] | U.S. treasury and agency securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	11	[1]	10	[2]
Debt Securities [Member] | Asset-Backed Securities [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Debt Securities [Member] | Asset-Backed Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	11	[1]	10	[2]
Debt Securities [Member] | Asset-Backed Securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Debt Securities [Member] | Other debt securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	1	[1]	1	[2]
Debt Securities [Member] | Other debt securities [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]
Debt Securities [Member] | Other debt securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund	1	[1]	1	[2]
Debt Securities [Member] | Other debt securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nuclear Decommissioning Trust Fund		[1]		[2]

[1]	Balance excludes $2 million of receivables, payables, and accrued income, net.
[2]	Balance excludes $(1) million of receivables, payables, and accrued income, net.
[3]	The derivative asset and liability balances are presented net of counterparty credit considerations.